Internal Use Software and Capital Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Software and Equipment [Abstract]
Leasehold improvements	$ 501	$ 501	$ 0
Internal use software	5,931	4,560	4,131
Computer equipment	1,711	1,505	1,463
Furniture and other office equipment	363	306	1,142
Total	8,506	6,872	6,736
Accumulated Depreciation	(6,241)	(5,735)	(6,296)
Balance, end of period	$ 2,265	$ 1,137	$ 440